Segmented Information (Details) - Schedule of product information - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segmented Information (Details) - Schedule of product information [Line Items]
Revenue by product	$ 1,803	$ 833
Cellular boosters and related accessories [Member]
Segmented Information (Details) - Schedule of product information [Line Items]
Revenue by product	438	463
Rugged devices and related accessories [Member]
Segmented Information (Details) - Schedule of product information [Line Items]
Revenue by product	$ 1,365	$ 370